UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Stock Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Stock Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	25

Officers and Trustees	28

Important Notices	29

Eaton Vance

Stock Fund

June 30, 2017

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	9.02%	13.79%	14.02%	7.18%
Class A with 5.75% Maximum Sales Charge	—	—	2.75	7.26	12.67	6.55
Class C at NAV	10/01/2009	11/01/2001	8.56	12.90	13.15	6.57
Class C with 1% Maximum Sales Charge	—	—	7.56	11.90	13.15	6.57
Class I at NAV	09/03/2008	11/01/2001	9.14	14.03	14.31	7.42
S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.10%	1.85%	0.85%
Net				0.98	1.73	0.73

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.6%

JPMorgan Chase & Co.	3.0

Alphabet, Inc., Class C	2.9

Wells Fargo & Co.	2.5

Chubb, Ltd.	2.3

Facebook, Inc., Class A	2.2

Verizon Communications, Inc.	2.2

Zimmer Biomet Holdings, Inc.	2.1

First American Financial Corp.	2.0

FedEx Corp.	2.0

Total	24.8%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Stock Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Stock Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,090.20	$5.08	**	0.98%
Class C	$1,000.00	$1,085.60	$8.95	**	1.73%
Class I	$1,000.00	$1,091.40	$3.79	**	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.91	**	0.98%
Class C	$1,000.00	$1,016.20	$8.65	**	1.73%
Class I	$1,000.00	$1,021.20	$3.66	**	0.73%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Stock Fund

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Investment in Stock Portfolio, at value (identified cost, $80,625,651)	$98,740,065
Receivable for Fund shares sold	149,135
Receivable from affiliate	5,133
Total assets	$98,894,333

Liabilities
Payable for Fund shares redeemed	$222,276
Payable to affiliates:
Distribution and service fees	22,400
Trustees’ fees	125
Accrued expenses	12,839
Total liabilities	$257,640
Net Assets	$98,636,693

Sources of Net Assets
Paid-in capital	$78,607,603
Accumulated net realized gain from Portfolio	1,230,162
Accumulated undistributed net investment income	684,514
Net unrealized appreciation from Portfolio	18,114,414
Total	$98,636,693

Class A Shares
Net Assets	$47,235,011
Shares Outstanding	2,753,052
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.16
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.21

Class C Shares
Net Assets	$15,254,128
Shares Outstanding	910,995
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.74

Class I Shares
Net Assets	$36,147,554
Shares Outstanding	2,103,225
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends allocated from Portfolio (net of foreign taxes, $5,785)	$1,075,856
Expenses allocated from Portfolio	(318,891)
Total investment income from Portfolio	$756,965

Expenses
Distribution and service fees
Class A	$64,903
Class C	79,413
Trustees’ fees and expenses	250
Custodian fee	7,529
Transfer and dividend disbursing agent fees	36,304
Legal and accounting services	13,836
Printing and postage	8,325
Registration fees	29,764
Miscellaneous	5,943
Total expenses	$246,267
Deduct —
Allocation of expenses to affiliate	$59,124
Total expense reductions	$59,124

Net expenses	$187,143

Net investment income	$569,822

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$3,619,522	(1)
Foreign currency transactions	3,010
Net realized gain	$3,622,532
Change in unrealized appreciation (depreciation) —
Investments	$4,379,789
Foreign currency	274
Net change in unrealized appreciation (depreciation)	$4,380,063

Net realized and unrealized gain	$8,002,595

Net increase in net assets from operations	$8,572,417

(1)	Includes $489,384 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$569,822	$1,202,194
Net realized gain from investment and foreign currency transactions	3,622,532 (1)	1,986,475
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,380,063	3,993,356
Net increase in net assets from operations	$8,572,417	$7,182,025
Distributions to shareholders —
From net investment income
Class A	$—	$(512,339)
Class C	—	(34,079)
Class I	—	(306,822)
From net realized gain
Class A	—	(1,148,696)
Class C	—	(307,711)
Class I	—	(533,859)
Total distributions to shareholders	$—	$(2,843,506)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,051,477	$21,607,566
Class C	1,954,240	4,549,729
Class I	17,775,337	20,678,711
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	1,616,943
Class C	—	323,963
Class I	—	814,579
Cost of shares redeemed
Class A	(21,090,687)	(22,565,474)
Class C	(3,361,926)	(5,047,164)
Class I	(12,364,286)	(15,174,055)
Net increase (decrease) in net assets from Fund share transactions	$(12,035,845)	$6,804,798
Other capital —
Portfolio transaction fee contributed to Portfolio	$(29,632)	$(41,134)
Portfolio transaction fee allocated from Portfolio	19,635	68,025
Net increase (decrease) in net assets from other capital	$(9,997)	$26,891

Net increase (decrease) in net assets	$(3,473,425)	$11,170,208

Net Assets
At beginning of period	$102,110,118	$90,939,910
At end of period	$98,636,693	$102,110,118

Accumulated undistributed net investment income included in net assets
At end of period	$684,514	$114,692

(1)	Includes $489,384 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Financial Highlights

	Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$15.740		$15.160	$15.680	$15.850	$13.330	$12.980

Income (Loss) From Operations
Net investment income(1)	$0.098		$0.193	$0.129	$0.095	$0.063	$0.100
Net realized and unrealized gain	1.324		0.834	0.584	1.722	4.232	1.941

Total income from operations	$1.422		$1.027	$0.713	$1.817	$4.295	$2.041

Less Distributions
From net investment income	$—		$(0.140)	$(0.107)	$(0.073)	$(0.065)	$(0.102)
From net realized gain	—		(0.311)	(1.126)	(1.914)	(1.710)	(1.589)

Total distributions	$—		$(0.451)	$(1.233)	$(1.987)	$(1.775)	$(1.691)

Portfolio transaction fee, net(1)	$(0.002)		$0.004	$—	$—	$—	$—

Net asset value — End of period	$17.160		$15.740	$15.160	$15.680	$15.850	$13.330

Total Return(2)(3)	9.02	%(4)	6.80%	4.51%	11.99%	32.83%	15.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,235		$58,620	$55,496	$50,826	$43,270	$37,308
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)	0.98	%(6)	0.98%	1.05%	1.22%	1.25%	1.25%
Net investment income	1.19	%(6)	1.26%	0.81%	0.57%	0.41%	0.70%
Portfolio Turnover of the Portfolio	61	%(4)	118%	96%	109%	90%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.14%, 0.13%, 0.19% and 0.21% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$15.420		$14.870	$15.420	$15.640	$13.200	$12.880

Income (Loss) From Operations
Net investment income (loss)(1)	$0.036		$0.076	$0.009	$(0.029)	$(0.053)	$(0.007)
Net realized and unrealized gain	1.286		0.813	0.580	1.697	4.165	1.926

Total income from operations	$1.322		$0.889	$0.589	$1.668	$4.112	$1.919

Less Distributions
From net investment income	$—		$(0.034)	$(0.013)	$—	$(0.010)	$(0.010)
From net realized gain	—		(0.309)	(1.126)	(1.888)	(1.662)	(1.589)

Total distributions	$—		$(0.343)	$(1.139)	$(1.888)	$(1.672)	$(1.599)

Portfolio transaction fee, net(1)	$(0.002)		$0.004	$—	$—	$—	$—

Net asset value — End of period	$16.740		$15.420	$14.870	$15.420	$15.640	$13.200

Total Return(2)(3)	8.56	%(4)	6.00%	3.77%	11.16%	31.72%	14.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,254		$15,370	$14,986	$11,683	$8,123	$5,382
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)	1.73	%(6)	1.73%	1.80%	1.96%	2.00%	2.00%
Net investment income (loss)	0.45	%(6)	0.51%	0.06%	(0.18)%	(0.35)%	(0.05)%
Portfolio Turnover of the Portfolio	61	%(4)	118%	96%	109%	90%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.14%, 0.13%, 0.19% and 0.21% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$15.750		$15.170	$15.680	$15.850	$13.330	$12.980

Income (Loss) From Operations
Net investment income(1)	$0.118		$0.233	$0.172	$0.126	$0.102	$0.132
Net realized and unrealized gain	1.324		0.834	0.590	1.729	4.233	1.946

Total income from operations	$1.442		$1.067	$0.762	$1.855	$4.335	$2.078

Less Distributions
From net investment income	$—		$(0.180)	$(0.146)	$(0.111)	$(0.105)	$(0.139)
From net realized gain	—		(0.311)	(1.126)	(1.914)	(1.710)	(1.589)

Total distributions	$—		$(0.491)	$(1.272)	$(2.025)	$(1.815)	$(1.728)

Portfolio transaction fee, net(1)	$(0.002)		$0.004	$—	$—	$—	$—

Net asset value — End of period	$17.190		$15.750	$15.170	$15.680	$15.850	$13.330

Total Return(2)(3)	9.14	%(4)	7.05%	4.83%	12.24%	33.14%	15.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,148		$28,121	$20,457	$12,760	$11,622	$8,876
Ratios (as a percentage of average daily net assets):(5)
Expenses(3)	0.73	%(6)	0.73%	0.80%	0.97%	1.00%	1.00%
Net investment income	1.44	%(6)	1.51%	1.07%	0.75%	0.66%	0.92%
Portfolio Turnover of the Portfolio	61	%(4)	118%	96%	109%	90%	91%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator waived its fees and/or reimbursed certain operating expenses (equal to 0.12%, 0.12%, 0.14%, 0.13%, 0.19% and 0.21% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent the waivers and reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Stock Fund

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (15.7% at June 30, 2017). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

11

Eaton Vance

Stock Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2018. Pursuant to this agreement, EVM was allocated $59,124 of the Fund’s operating expenses for the six months ended June 30, 2017. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $2,358 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,254 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2017. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $64,903 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2017, the Fund paid or accrued to EVD $59,560 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to $19,853 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2017, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,205,337 and $14,899,949, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

12

Eaton Vance

Stock Fund

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	306,050	1,432,556
Issued to shareholders electing to receive payments of distributions in Fund shares	—	102,139
Redemptions	(1,276,839)	(1,470,403)

Net increase (decrease)	(970,789)	64,292

Class C	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	121,204	304,260
Issued to shareholders electing to receive payments of distributions in Fund shares	—	20,913
Redemptions	(206,972)	(335,976)

Net decrease	(85,768)	(10,803)

Class I	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	1,074,208	1,377,517
Issued to shareholders electing to receive payments of distributions in Fund shares	—	51,352
Redemptions	(756,394)	(991,755)

Net increase	317,814	437,114

13

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value

Aerospace & Defense — 2.3%
CAE, Inc.	386,100	$6,657,307
United Technologies Corp.	61,355	7,492,059

		$14,149,366

Air Freight & Logistics — 2.0%
FedEx Corp.	57,018	$12,391,722

		$12,391,722

Auto Components — 1.1%
Delphi Automotive PLC	79,043	$6,928,119

		$6,928,119

Banks — 6.6%
JPMorgan Chase & Co.	203,951	$18,641,121
KeyCorp	358,854	6,724,924
Wells Fargo & Co.	286,924	15,898,459

		$41,264,504

Beverages — 1.6%
Constellation Brands, Inc., Class A	50,301	$9,744,813

		$9,744,813

Biotechnology — 3.5%
Biogen, Inc.(1)	16,753	$4,546,094
Celgene Corp.(1)	44,975	5,840,903
Gilead Sciences, Inc.	105,323	7,454,762
Incyte Corp.(1)	16,792	2,114,281
Vertex Pharmaceuticals, Inc.(1)	17,577	2,265,148

		$22,221,188

Capital Markets — 2.1%
CBOE Holdings, Inc.	69,656	$6,366,558
Charles Schwab Corp. (The)	151,753	6,519,309

		$12,885,867

Chemicals — 0.5%
Monsanto Co.	23,745	$2,810,458

		$2,810,458

Security	Shares	Value

Commercial Services & Supplies — 1.9%
Brambles, Ltd.	794,700	$5,942,439
Deluxe Corp.	88,506	6,126,385

		$12,068,824

Communications Equipment — 0.7%
Cisco Systems, Inc.	149,800	$4,688,740

		$4,688,740

Containers & Packaging — 2.2%
Crown Holdings, Inc.(1)	107,857	$6,434,749
International Paper Co.	129,958	7,356,922

		$13,791,671

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions, Inc.(1)	40,992	$3,164,993
ServiceMaster Global Holdings, Inc.(1)	138,001	5,408,259

		$8,573,252

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	310,701	$13,875,907

		$13,875,907

Electric Utilities — 1.2%
NextEra Energy, Inc.	52,178	$7,311,703

		$7,311,703

Electronic Equipment, Instruments & Components — 1.4%
Avnet, Inc.	227,756	$8,855,153

		$8,855,153

Energy Equipment & Services — 1.2%
Halliburton Co.	113,238	$4,836,395
Oceaneering International, Inc.	120,704	2,756,879

		$7,593,274

Equity Real Estate Investment Trusts (REITs) — 2.8%
CubeSmart	318,750	$7,662,750
Equity Residential	97,074	6,390,381
Extra Space Storage, Inc.	48,283	3,766,074

		$17,819,205

14	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 2.1%
CVS Health Corp.	31,500	$2,534,490
Performance Food Group Co.(1)	381,976	10,466,142

		$13,000,632

Food Products — 1.5%
Pinnacle Foods, Inc.	159,901	$9,498,119

		$9,498,119

Health Care Equipment & Supplies — 2.1%
Zimmer Biomet Holdings, Inc.	103,050	$13,231,620

		$13,231,620

Health Care Providers & Services — 3.3%
Aetna, Inc.	69,220	$10,509,673
Envision Healthcare Corp.(1)	163,648	10,255,820

		$20,765,493

Household Durables — 3.5%
D.R. Horton, Inc.	151,221	$5,227,710
Newell Brands, Inc.	191,365	10,260,991
NVR, Inc.(1)	2,658	6,407,402

		$21,896,103

Household Products — 1.2%
Colgate-Palmolive Co.	103,700	$7,687,281

		$7,687,281

Industrial Conglomerates — 1.1%
General Electric Co.	262,546	$7,091,367

		$7,091,367

Insurance — 5.9%
American Financial Group, Inc.	95,529	$9,492,717
Chubb, Ltd.	100,048	14,544,978
First American Financial Corp.	285,546	12,761,051

		$36,798,746

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	11,916	$11,534,688

		$11,534,688

Security	Shares	Value

Internet Software & Services — 7.3%
Alphabet, Inc., Class C(1)	20,054	$18,223,672
eBay, Inc.(1)	304,025	10,616,553
Facebook, Inc., Class A(1)	92,136	13,910,693
GoDaddy, Inc., Class A(1)	75,222	3,190,917

		$45,941,835

IT Services — 3.3%
Amdocs, Ltd.	168,772	$10,879,043
Genpact, Ltd.	348,074	9,686,900

		$20,565,943

Media — 3.0%
Time Warner, Inc.	113,151	$11,361,492
Walt Disney Co. (The)	72,970	7,753,062

		$19,114,554

Metals & Mining — 0.3%
Rio Tinto PLC ADR	46,735	$1,977,358

		$1,977,358

Multi-Utilities — 2.0%
CMS Energy Corp.	138,660	$6,413,025
Sempra Energy	55,956	6,309,039

		$12,722,064

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	116,955	$12,201,915
ConocoPhillips	158,780	6,979,969
EOG Resources, Inc.	44,913	4,065,525
Phillips 66	75,090	6,209,192

		$29,456,601

Personal Products — 1.0%
Unilever NV - NY Shares	111,221	$6,147,185

		$6,147,185

Pharmaceuticals — 5.5%
Allergan PLC	25,041	$6,087,217
Jazz Pharmaceuticals PLC(1)	43,382	6,745,901
Johnson & Johnson	81,037	10,720,385
Pfizer, Inc.	319,009	10,715,512

		$34,269,015

15	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Professional Services — 1.0%
Dun & Bradstreet Corp. (The)	60,341	$6,525,879

		$6,525,879

Road & Rail — 1.8%
CSX Corp.	209,146	$11,411,006

		$11,411,006

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Ltd.	17,271	$4,025,007
Intel Corp.	232,386	7,840,704
NXP Semiconductors NV(1)	34,896	3,819,367
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,713	2,996,526
Texas Instruments, Inc.	58,734	4,518,407

		$23,200,011

Software — 2.1%
Adobe Systems, Inc.(1)	25,706	$3,635,857
Intuit, Inc.	25,050	3,326,890
Microsoft Corp.	62,400	4,301,232
Proofpoint, Inc.(1)	23,675	2,055,700

		$13,319,679

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	52,372	$6,106,052

		$6,106,052

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	157,408	$22,669,900

		$22,669,900

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	63,825	$3,765,675

		$3,765,675

Tobacco — 1.9%
Philip Morris International, Inc.	103,134	$12,113,088

		$12,113,088

Total Common Stocks (identified cost $542,034,265)		$627,783,660

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(3)	80,627	$80,643

Total Short-Term Investments (identified cost $80,643)		$80,643

Total Investments — 100.0% (identified cost $542,114,908)		$627,864,303

Other Assets, Less Liabilities — 0.0%(2)		$205,355

Net Assets — 100.0%		$628,069,658

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

16	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $542,034,265)	$627,783,660
Affiliated investment, at value (identified cost, $80,643)	80,643
Cash	55
Foreign currency, at value (identified cost, $17,829)	17,880
Dividends receivable	572,037
Dividends receivable from affiliated investment	406
Receivable for investments sold	11,527,392
Tax reclaims receivable	153,396
Total assets	$640,135,469

Liabilities
Demand note payable	$700,000
Payable for investments purchased	10,945,746
Payable for capital withdrawals	28,807
Payable to affiliates:
Investment adviser fee	308,794
Trustees’ fees	9,650
Accrued expenses	72,814
Total liabilities	$12,065,811
Net Assets applicable to investors’ interest in Portfolio	$628,069,658

Sources of Net Assets
Investors’ capital	$542,321,656
Net unrealized appreciation	85,748,002
Total	$628,069,658

17	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $35,800)	$6,874,121
Dividends from affiliated investment	8,080
Total investment income	$6,882,201

Expenses
Investment adviser fee	$1,885,699
Trustees’ fees and expenses	21,901
Custodian fee	86,897
Legal and accounting services	26,532
Miscellaneous	15,634
Total expenses	$2,036,663

Net investment income	$4,845,538

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$23,085,115	(1)
Investment transactions — affiliated investment	326
Foreign currency transactions	19,432
Net realized gain	$23,104,873
Change in unrealized appreciation (depreciation) —
Investments	$28,179,615
Investments — affiliated investment	404
Foreign currency	1,598
Net change in unrealized appreciation (depreciation)	$28,181,617

Net realized and unrealized gain	$51,286,490

Net increase in net assets from operations	$56,132,028

(1)	Includes $3,112,149 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$4,845,538	$8,396,685
Net realized gain from investment and foreign currency transactions	23,104,873 (1)	12,678,047
Net change in unrealized appreciation (depreciation) from investments and foreign currency	28,181,617	20,172,529
Net increase in net assets from operations	$56,132,028	$41,247,261
Capital transactions —
Contributions	$9,441,017	$255,687,315
Withdrawals	(78,601,573)	(51,820,934)
Portfolio transaction fee	125,356	367,287
Net increase (decrease) in net assets from capital transactions	$(69,035,200)	$204,233,668

Net increase (decrease) in net assets	$(12,903,172)	$245,480,929

Net Assets
At beginning of period	$640,972,830	$395,491,901
At end of period	$628,069,658	$640,972,830

(1)	Includes $3,112,149 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.65%	0.70%	0.71%	0.73%	0.73%
Net investment income	1.53	%(2)	1.60%	1.16%	1.07%	0.93%	1.21%
Portfolio Turnover	61	%(3)	118%	96%	109%	90%	91%

Total Return	9.20	%(3)	7.14%	4.88%	12.56%	33.50%	16.18%

Net assets, end of period (000’s omitted)	$628,070		$640,973	$395,492	$252,929	$237,133	$188,806

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Stock Fund, Eaton Vance Stock NextShares and Eaton Vance Balanced Fund held an interest of 15.7%, 2.2% and 82.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

21

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million and 0.575% from $500 million but less than $1 billion, and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $1,885,699 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $389,151,358 and $438,955,054, respectively, for the six months ended June 30, 2017. In-kind contributions and withdrawals for the six months ended June 30, 2017 aggregated $547,841 and $13,667,193, respectively.

22

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$543,739,517

Gross unrealized appreciation	$94,372,377
Gross unrealized depreciation	(10,247,591)

Net unrealized appreciation	$84,124,786

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. At June 30, 2017, the Portfolio had a balance outstanding pursuant to this line of credit of $700,000 at an interest rate of 2.16%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at June 30, 2017. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 6) at June 30, 2017. The Portfolio’s average borrowings or allocated fees during the six months ended June 30, 2017 were not significant.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Stock Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$77,918,443	$—		$—	$77,918,443
Consumer Staples	58,191,118	—		—	58,191,118
Energy	37,049,875	—		—	37,049,875
Financials	90,949,117	—		—	90,949,117
Health Care	90,487,316	—		—	90,487,316
Industrials	57,695,725	5,942,439		—	63,638,164
Information Technology	139,241,261	—		—	139,241,261
Materials	18,579,487	—		—	18,579,487
Real Estate	17,819,205	—		—	17,819,205
Telecommunication Services	13,875,907	—		—	13,875,907
Utilities	20,033,767	—		—	20,033,767

Total Common Stocks	$621,841,221	$5,942,439	*	$—	$627,783,660

Short-Term Investments	$—	$80,643		$—	$80,643

Total Investments	$621,841,221	$6,023,082		$—	$627,864,303

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Stock Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Stock Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Stock Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Stock Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

26

Eaton Vance

Stock Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Stock Fund

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Stock Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Stock Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Stock Fund and Stock Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Stock Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Stock Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724    6.30.17

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser and sub-adviser are registered with the CFTC as commodity pool operators and commodity trading advisors. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-0761.

Semiannual Report June 30, 2017

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	21

Important Notices	22

Parametric Commodity Strategy Fund

June 30, 2017

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	–2.25%	–1.40%	–7.08%	–8.58%
Institutional Class at NAV	05/25/2011	05/25/2011	–2.23	–1.24	–6.89	–8.40
Bloomberg Commodity Index Total Return	—	—	–5.26%	–6.50%	–9.24%	–10.47%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.09%	0.84%
Net					0.90	0.65

Fund Profile

Commodity Exposure (% of net assets)4

Agriculture	26.49%	Industrial Metals	24.44%
Soybean	3.71	Aluminum	7.24
Soybean Oil	3.65	Nickel	3.63
Corn	3.64	Copper	3.62
Sugar	3.61	Zinc	3.62
Coffee	3.60	New York Copper	3.62
Soybean Meal	1.86	Lead	1.79
Wheat	1.85	Tin	0.92
Cotton	1.85
Cocoa	1.79	Precious Metals	17.06%
Kansas Wheat	0.93	Silver	7.19
		Gold	7.18
Energy	25.59%	Platinum	1.81
RBOB Gasoline	7.37	Palladium	0.88
Natural Gas	7.28
Heating Oil	3.66	Livestock	6.37%
Gasoil	3.62	Live Cattle	3.64
WTI Crude Oil	1.83	Lean Hogs	1.81
Brent Crude Oil	1.83	Feeder Cattle	0.92

Asset Allocation (% of net assets)5

*	Short-Term Investments are held as collateral for the Fund’s futures contracts positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2017

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$977.50	$4.41	**	0.90%
Institutional Class	$1,000.00	$977.70	$3.19	**	0.65%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.30	$4.51	**	0.90%
Institutional Class	$1,000.00	$1,021.60	$3.26	**	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 99.3%

U.S. Treasury Obligations — 90.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/20/17(1)	$6,360	$6,357,615
U.S. Treasury Bill, 0.00%, 8/17/17	25,340	25,311,771
U.S. Treasury Bill, 0.00%, 9/14/17	4,600	4,591,209
U.S. Treasury Bill, 0.00%, 10/12/17(1)	4,500	4,487,216
U.S. Treasury Bill, 0.00%, 11/9/17	27,200	27,099,006
U.S. Treasury Bill, 0.00%, 12/7/17	9,300	9,256,802
U.S. Treasury Bill, 0.00%, 1/4/18(1)	22,500	22,371,345
U.S. Treasury Bill, 0.00%, 2/1/18	23,500	23,352,608
U.S. Treasury Bill, 0.00%, 3/1/18(1)	49,920	49,564,070
U.S. Treasury Bill, 0.00%, 3/29/18	13,400	13,288,110
U.S. Treasury Bill, 0.00%, 4/26/18(1)	10,100	10,004,171

Total U.S. Treasury Obligations (identified cost $195,845,195)		$195,683,923

Other — 9.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(2)	20,301,338	$20,305,398

Total Other (identified cost $20,305,912)		$20,305,398

Total Short-Term Investments (identified cost $216,151,107)		$215,989,321

Total Investments — 99.3% (identified cost $216,151,107)		$215,989,321

Other Assets, Less Liabilities — 0.7%		$1,462,540

Net Assets — 100.0%		$217,451,861

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	81	Long	Oct-17	$4,035,400	$3,972,240	$(63,160)
Cocoa	201	Long	Sep-17	3,588,050	3,899,400	311,350
Coffee	166	Long	Sep-17	8,596,144	7,824,825	(771,319)
Copper	116	Long	Sep-17	7,416,825	7,861,900	445,075
Corn	416	Long	Sep-17	7,887,137	7,924,800	37,663
Cotton No. 2	117	Long	Dec-17	4,382,620	4,012,515	(370,105)
Feeder Cattle	27	Long	Sep-17	2,149,538	1,998,338	(151,200)
Gold	125	Long	Dec-17	16,131,250	15,620,000	(511,250)
Hard Red Winter Wheat	76	Long	Sep-17	1,827,412	2,012,100	184,688
Lean Hogs	140	Long	Oct-17	3,840,900	3,945,200	104,300
Live Cattle	172	Long	Oct-17	8,351,710	7,925,760	(425,950)
LME Copper	63	Long	Jul-17	9,283,516	9,328,725	45,209
LME Copper	62	Long	Aug-17	8,690,385	9,193,825	503,440
LME Copper	62	Long	Sep-17	8,732,235	9,207,388	475,153
LME Copper	63	Short	Jul-17	(8,818,110)	(9,328,725)	(510,615)
LME Copper	62	Short	Aug-17	(8,716,890)	(9,193,825)	(476,935)
LME Copper	9	Short	Sep-17	(1,310,400)	(1,336,556)	(26,156)
LME Lead	79	Long	Jul-17	4,569,558	4,506,950	(62,608)
LME Lead	78	Long	Aug-17	4,299,165	4,465,500	166,335
LME Lead	83	Long	Sep-17	4,368,808	4,759,531	390,723
LME Lead	79	Short	Jul-17	(4,349,542)	(4,506,950)	(157,408)

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
LME Lead	78	Short	Aug-17	$(4,095,097)	$(4,465,500)	$(370,403)
LME Lead	15	Short	Sep-17	(837,606)	(860,156)	(22,550)
LME Nickel	154	Long	Jul-17	9,507,447	8,644,020	(863,427)
LME Nickel	156	Long	Aug-17	8,648,640	8,771,724	123,084
LME Nickel	163	Long	Sep-17	8,724,249	9,180,975	456,726
LME Nickel	154	Short	Jul-17	(8,519,280)	(8,644,020)	(124,740)
LME Nickel	156	Short	Aug-17	(8,330,868)	(8,771,724)	(440,856)
LME Nickel	23	Short	Sep-17	(1,266,006)	(1,295,475)	(29,469)
LME Primary Aluminum	376	Long	Jul-17	18,454,013	17,958,700	(495,313)
LME Primary Aluminum	364	Long	Aug-17	17,528,625	17,419,675	(108,950)
LME Primary Aluminum	363	Long	Sep-17	17,294,228	17,419,463	125,235
LME Primary Aluminum	376	Short	Jul-17	(18,074,320)	(17,958,700)	115,620
LME Primary Aluminum	364	Short	Aug-17	(17,301,830)	(17,419,675)	(117,845)
LME Primary Aluminum	35	Short	Sep-17	(1,661,338)	(1,679,563)	(18,225)
LME Tin	23	Long	Jul-17	2,311,672	2,318,400	6,728
LME Tin	22	Long	Aug-17	2,188,065	2,212,100	24,035
LME Tin	22	Long	Sep-17	2,215,565	2,205,500	(10,065)
LME Tin	23	Short	Jul-17	(2,289,477)	(2,318,400)	(28,923)
LME Tin	22	Short	Aug-17	(2,218,535)	(2,212,100)	6,435
LME Tin	2	Short	Sep-17	(199,850)	(200,500)	(650)
LME Zinc	140	Long	Jul-17	9,690,588	9,648,625	(41,963)
LME Zinc	134	Long	Aug-17	8,636,132	9,237,625	601,493
LME Zinc	140	Long	Sep-17	8,705,200	9,660,000	954,800
LME Zinc	140	Short	Jul-17	(9,008,300)	(9,648,625)	(640,325)
LME Zinc	134	Short	Aug-17	(8,313,192)	(9,237,625)	(924,433)
LME Zinc	26	Short	Sep-17	(1,728,644)	(1,794,000)	(65,356)
Low Sulphur Gasoil	180	Long	Sep-17	7,897,550	7,866,000	(31,550)
Natural Gas	472	Long	Jan-18	16,771,240	15,840,320	(930,920)
NY Harbor ULSD	127	Long	Sep-17	7,875,135	7,951,394	76,259
Palladium	23	Long	Sep-17	1,836,360	1,924,295	87,935
Platinum	85	Long	Oct-17	4,089,800	3,937,200	(152,600)
RBOB Gasoline	254	Long	Sep-17	16,191,794	16,027,603	(164,191)
Silver	188	Long	Sep-17	15,618,150	15,629,380	11,230
Soybean	169	Long	Nov-17	8,139,025	8,067,638	(71,387)
Soybean Meal	130	Long	Dec-17	4,114,180	4,045,600	(68,580)
Soybean Oil	397	Long	Dec-17	7,880,256	7,941,588	61,332
Sugar No. 11	507	Long	Oct-17	8,956,382	7,841,870	(1,114,512)
Wheat	153	Long	Sep-17	3,572,075	4,023,900	451,825
WTI Crude Oil	86	Long	Sep-17	4,086,250	3,980,940	(105,310)

						$(4,702,576)

Abbreviations:

LME	–	London Metal Exchange
ULSD	–	Ultra-Low Sulfur Diesel
WTI	–	West Texas Intermediate

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $195,845,195)	$195,683,923
Affiliated investment, at value (identified cost, $20,305,912)	20,305,398
Cash	960,366
Dividends receivable from affiliated investment	18,386
Receivable for Fund shares sold	925,973
Receivable for variation margin on open futures contracts	862,407
Receivable from affiliates	27,987
Total assets	$218,784,440

Liabilities
Payable for Fund shares redeemed	$1,126,475
Payable to affiliates:
Investment adviser and administration fee	104,788
Distribution and service fees	8,004
Trustees’ fees	2,430
Accrued expenses	90,882
Total liabilities	$1,332,579
Net Assets	$217,451,861

Sources of Net Assets
Paid-in capital	$233,753,471
Accumulated net realized loss	(11,495,333)
Accumulated undistributed net investment income	58,085
Net unrealized depreciation	(4,864,362)
Total	$217,451,861

Investor Class Shares
Net Assets	$40,236,750
Shares Outstanding	7,718,446
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.21

Institutional Class Shares
Net Assets	$177,215,111
Shares Outstanding	33,620,090
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.27

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Interest	$671,783
Dividends from affiliated investment	101,497
Total investment income	$773,280

Expenses
Investment adviser and administration fee	$563,089
Distribution and service fees
Investor Class	45,057
Trustees’ fees and expenses	5,363
Custodian fee	70,841
Transfer and dividend disbursing agent fees	35,471
Legal and accounting services	37,970
Printing and postage	11,181
Registration fees	26,380
Miscellaneous	10,144
Total expenses	$805,496
Deduct —
Allocation of expenses to affiliates	$90,301
Total expense reductions	$90,301

Net expenses	$715,195

Net investment income	$58,085

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(12,956)
Investment transactions — affiliated investment	2,825
Futures contracts	(93,634)
Net realized loss	$(103,765)
Change in unrealized appreciation (depreciation) —
Investments	$(114,287)
Investments — affiliated investment	802
Futures contracts	(6,547,782)
Net change in unrealized appreciation (depreciation)	$(6,661,267)

Net realized and unrealized loss	$(6,765,032)

Net decrease in net assets from operations	$(6,706,947)

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income (loss)	$58,085	$(313,817)
Net realized gain (loss) from investment transactions and futures contracts	(103,765)	12,970,556
Net change in unrealized appreciation (depreciation) from investments and futures contracts	(6,661,267)	4,681,556
Net increase (decrease) in net assets from operations	$(6,706,947)	$17,338,295
Distributions to shareholders —
From net investment income
Investor Class	$—	$(1,908,444)
Institutional Class	—	(7,689,057)
Total distributions to shareholders	$—	$(9,597,501)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$14,801,362	$25,827,413
Institutional Class	103,697,513	42,259,060
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	—	1,908,444
Institutional Class	—	7,612,717
Cost of shares redeemed
Investor Class	(4,906,649)	(6,354,440)
Institutional Class	(44,628,596)	(30,736,131)
Net increase in net assets from Fund share transactions	$68,963,630	$40,517,063

Net increase in net assets	$62,256,683	$48,257,857

Net Assets
At beginning of period	$155,195,178	$106,937,321
At end of period	$217,451,861	$155,195,178

Accumulated undistributed net investment income included in net assets
At end of period	$58,085	$—

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,							Period Ended December 31, 2012(1)
			2016	2015		2014		2013
Net asset value — Beginning of period	$5.340		$5.000	$6.440		$7.560		$8.460		$8.800

Income (Loss) From Operations
Net investment loss(2)	$(0.004)		$(0.023)	$(0.042)		$(0.067)		$(0.068)		$(0.076)
Net realized and unrealized gain (loss)	(0.126)		0.710	(1.398)		(1.053)		(0.832)		0.052

Total income (loss) from operations	$(0.130)		$0.687	$(1.440)		$(1.120)		$(0.900)		$(0.024)

Less Distributions
From net investment income	$—		$(0.347)	$—		$—		$—		$(0.081)
From net realized gain	—		—	—		—		—		(0.003)
Tax return of capital	—		—	—		—		—		(0.232)

Total distributions	$—		$(0.347)	$—		$—		$—		$(0.316)

Net asset value — End of period	$5.210		$5.340	$5.000		$6.440		$7.560		$8.460

Total Return(3)(4)	(2.25	)%(5)	13.78%	(22.36)%		(14.81)%		(10.64)%		(0.27	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,237		$31,373	$9,579		$2,047		$2,280		$683
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.90	%(7)	0.94%	0.95%		0.98%		1.00%		1.00	%(7)
Net investment loss	(0.16	)%(7)	(0.43)%	(0.74)%		(0.88)%		(0.87)%		(0.87	)%(7)
Portfolio Turnover	0%		0%	573	%(8)	1,232	%(8)	2,797	%(8)	3,455	%(8)(9)

(1)	For the period from the commencement of operations, January 3, 2012, to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.19%, 0.29%, 0.26%, 0.39% and 0.43% of average daily net assets for the six months ended June 30, 2017, the years ended December 31, 2016, 2015, 2014 and 2013 and the period ended December 31, 2012, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

(9)	For the year ended December 31, 2012.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013		2012
Net asset value — Beginning of period	$5.390		$5.040	$6.480		$7.590		$8.470		$8.600

Income (Loss) From Operations
Net investment income (loss)(1)	$0.003		$(0.011)	$(0.030)		$(0.048)		$(0.049)		$(0.055)
Net realized and unrealized gain (loss)	(0.123)		0.716	(1.410)		(1.062)		(0.831)		0.252

Total income (loss) from operations	$(0.120)		$0.705	$(1.440)		$(1.110)		$(0.880)		$0.197

Less Distributions
From net investment income	$—		$(0.355)	$—		$—		$—		$(0.084)
From net realized gain	—		—	—		—		—		(0.003)
Tax return of capital	—		—	—		—		—		(0.240)

Total distributions	$—		$(0.355)	$—		$—		$—		$(0.327)

Net asset value — End of period	$5.270		$5.390	$5.040		$6.480		$7.590		$8.470

Total Return(2)(3)	(2.23	)%(4)	14.04%	(22.22)%		(14.62)%		(10.39)%		2.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,215		$123,822	$97,359		$88,761		$84,073		$78,938
Ratios (as a percentage of average daily net assets):
Expenses(3)(5)	0.65	%(6)	0.69%	0.70%		0.73%		0.75%		0.75%
Net investment income (loss)	0.10	%(6)	(0.20)%	(0.51)%		(0.63)%		(0.62)%		(0.63)%
Portfolio Turnover	0%		0%	573	%(7)	1,232	%(7)	2,797	%(7)	3,455	%(7)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.09%, 0.19%, 0.29%, 0.26%, 0.39% and 0.43% of average daily net assets for the six months ended June 30, 2017 and the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Excluding the Fund’s investment in exchange-traded notes, which were used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

11	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2017

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2017 were $42,691,744 or 19.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

12

Parametric Commodity Strategy Fund

June 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund periodically, typically each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $48,354 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $15,452 are short-term and $32,902 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$267,517,047

Gross unrealized appreciation	$—
Gross unrealized depreciation	(49,737,546)

Net unrealized depreciation	$(49,737,546)

13

Parametric Commodity Strategy Fund

June 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Trust and EVM and the investment advisory agreement and subsequent fee reduction agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.55% of the Fund’s consolidated average daily net assets up to $1 billion and at reduced rates on consolidated net assets of $1 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended June 30, 2017, the investment adviser and administration fee amounted to $563,089 or 0.55% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90% and 0.65% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2018. Pursuant to this agreement, EVM and Parametric were allocated $90,301 in total of the Fund’s operating expenses for the six months ended June 30, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2017, EVM earned $492 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 amounted to $45,057 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	2,762,205	4,797,378
Issued to shareholders electing to receive payments of distributions in Fund shares	—	360,084
Redemptions	(918,018)	(1,198,110)

Net increase	1,844,187	3,959,352

14

Parametric Commodity Strategy Fund

June 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016

Sales	19,136,645	8,114,392
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,422,937
Redemptions	(8,473,676)	(5,881,604)

Net increase	10,662,969	3,655,725

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2017 is included in the Consolidated Portfolio of Investments. At June 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$5,766,673	(1)	$(10,469,249	)(1)

Total derivatives not subject to master netting or similar agreements	$5,766,673		$(10,469,249)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2017 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$(93,634	)(1)	$(6,547,782	)(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended June 30, 2017, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short

$287,997,000	$81,485,000

15

Parametric Commodity Strategy Fund

June 30, 2017

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

9  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —
U.S. Treasury Obligations	$—	$195,683,923	$—	$195,683,923
Other	—	20,305,398	—	20,305,398

Total Investments	$—	$215,989,321	$—	$215,989,321

Futures Contracts	$5,766,673	$—	$—	$5,766,673

Total	$5,766,673	$215,989,321	$—	$221,755,994

Liability Description

Futures Contracts	$(10,469,249)	$—	$—	$(10,469,249)

Total	$(10,469,249)	$—	$—	$(10,469,249)

The Fund held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Parametric Commodity Strategy Fund

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Parametric Commodity Strategy Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

18

Parametric Commodity Strategy Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

19

Parametric Commodity Strategy Fund

June 30, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

20

Parametric Commodity Strategy Fund

June 30, 2017

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.17

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2017

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2
Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Board of Trustees’ Contract Approval	42

Officers and Trustees	48

Important Notices	50

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2017

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	8.99%	17.49%	13.60%	6.54%
Class A with 5.75% Maximum Sales Charge	—	—	2.72	10.73	12.27	5.91
Class B at NAV	03/28/1996	03/29/1966	8.56	16.59	12.75	5.75
Class B with 5% Maximum Sales Charge	—	—	3.56	11.59	12.50	5.75
Class C at NAV	08/02/1996	03/29/1966	8.57	16.60	12.74	5.75
Class C with 1% Maximum Sales Charge	—	—	7.57	15.60	12.74	5.75
Class I at NAV	07/02/1999	03/29/1966	9.11	17.76	13.88	6.82
S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/28/1996	03/29/1966	10.48%	12.00%	5.68%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	6.28	9.79	4.72
Class B After Taxes on Distributions	03/28/1996	03/29/1966	11.60	12.46	5.72
Class B After Taxes on Distributions and Sale of Fund Shares	—	—	6.62	10.01	4.62
Class C After Taxes on Distributions	08/02/1996	03/29/1966	15.53	12.63	5.64
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	8.96	10.21	4.61
Class I After Taxes on Distributions	07/02/1999	03/29/1966	17.41	13.53	6.51
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	10.34	11.12	5.47

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I
		0.81%	1.56%	1.56%	0.56%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2017

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	8.88%	17.26%	13.41%	6.36%
Class A with 5.75% Maximum Sales Charge	—	—	2.63	10.50	12.07	5.73
Class B at NAV	02/28/2001	03/29/1966	8.47	16.42	12.57	5.57
Class B with 5% Maximum Sales Charge	—	—	3.47	11.42	12.32	5.57
Class C at NAV	02/28/2001	03/29/1966	8.47	16.43	12.56	5.58
Class C with 1% Maximum Sales Charge	—	—	7.47	15.43	12.56	5.58
Class I at NAV	02/28/2001	03/29/1966	9.02	17.59	13.70	6.64
S&P 500 Index	—	—	9.34%	17.90%	14.62%	7.18%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/28/2001	03/29/1966	10.32%	11.85%	5.53%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	6.14	9.63	4.58
Class B After Taxes on Distributions	02/28/2001	03/29/1966	11.48	12.32	5.55
Class B After Taxes on Distributions and Sale of Fund Shares	—	—	6.50	9.87	4.47
Class C After Taxes on Distributions	02/28/2001	03/29/1966	15.43	12.51	5.52
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	8.81	10.06	4.47
Class I After Taxes on Distributions	02/28/2001	03/29/1966	17.34	13.42	6.39
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	10.22	10.98	5.33

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I
		0.97%	1.72%	1.72%	0.72%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Fund Profile4

Sector Allocation (% of net assets)5

*	Amounts is less than 0.05%.

Top 10 Holdings (% of net assets)5

Apple, Inc.	3.5%

Facebook, Inc., Class A	2.9

Amazon.com, Inc.	2.4

JPMorgan Chase & Co.	2.2

Wells Fargo & Co.	2.2

Alphabet, Inc., Class C	2.2

Exxon Mobil Corp.	2.0

Johnson & Johnson	1.9

Alphabet, Inc., Class A	1.9

Walt Disney Co. (The)	1.7

Total	22.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 – June 30, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,089.90	$4.15	0.80%
Class B	$1,000.00	$1,085.60	$8.02	1.55%
Class C	$1,000.00	$1,085.70	$8.02	1.55%
Class I	$1,000.00	$1,091.10	$2.85	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.01	0.80%
Class B	$1,000.00	$1,017.10	$7.75	1.55%
Class C	$1,000.00	$1,017.10	$7.75	1.55%
Class I	$1,000.00	$1,022.10	$2.76	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/17)	Ending Account Value (6/30/17)	Expenses Paid During Period* (1/1/17 – 6/30/17)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,088.80	$4.92	0.95%
Class B	$1,000.00	$1,084.70	$8.84	1.71%
Class C	$1,000.00	$1,084.70	$8.79	1.70%
Class I	$1,000.00	$1,090.20	$3.63	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	0.95%
Class B	$1,000.00	$1,016.30	$8.55	1.71%
Class C	$1,000.00	$1,016.40	$8.50	1.70%
Class I	$1,000.00	$1,021.30	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2016. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Statements of Assets and Liabilities (Unaudited)

	June 30, 2017
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $487,744,135 and $317,119,130, respectively)	$1,487,649,960	$711,663,363
Receivable for Fund shares sold	282,704	398,752
Total assets	$1,487,932,664	$712,062,115

Liabilities
Payable for Fund shares redeemed	$1,241,241	$503,637
Payable to affiliates:
Administration fee	—	87,807
Distribution and service fees	434,745	224,823
Trustees’ fees	125	125
Accrued expenses	192,207	93,708
Total liabilities	$1,868,318	$910,100
Net Assets	$1,486,064,346	$711,152,015

Sources of Net Assets
Paid-in capital	$1,164,873,507	$768,225,031
Accumulated net realized loss from Portfolio	(686,000,905)	(454,486,172)
Accumulated undistributed net investment income	7,285,919	2,868,923
Net unrealized appreciation from Portfolio	999,905,825	394,544,233
Total	$1,486,064,346	$711,152,015

Class A Shares
Net Assets	$1,156,787,413	$432,667,570
Shares Outstanding	25,094,552	20,887,025
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$46.10	$20.71
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$48.91	$21.97

Class B Shares
Net Assets	$2,616,007	$2,158,818
Shares Outstanding	57,948	105,341
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$45.14	$20.49

Class C Shares
Net Assets	$234,585,566	$162,002,746
Shares Outstanding	5,679,511	8,059,834
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$41.30	$20.10

Class I Shares
Net Assets	$92,075,360	$114,322,881
Shares Outstanding	2,134,790	5,501,411
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$43.13	$20.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2017
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $127,586 and $60,259, respectively)	$13,989,748	$6,610,973
Expenses allocated from Portfolio	(3,389,103)	(1,601,311)
Total investment income from Portfolio	$10,600,645	$5,009,662

Expenses
Administration fee	$—	$514,004
Distribution and service fees
Class A	1,377,877	511,433
Class B	14,860	12,364
Class C	1,323,023	880,863
Trustees’ fees and expenses	250	250
Custodian fee	30,210	22,316
Transfer and dividend disbursing agent fees	381,850	170,329
Professional fees	25,876	17,815
Printing and postage	41,109	21,364
Registration fees	30,572	33,291
Miscellaneous	89,099	34,629
Total expenses	$3,314,726	$2,218,658

Net investment income	$7,285,919	$2,791,004

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$20,451,198	$9,685,110
Foreign currency transactions	618	294
Net realized gain	$20,451,816	$9,685,404
Change in unrealized appreciation (depreciation) —
Investments	$96,219,934	$45,348,782
Foreign currency	19,671	9,350
Net change in unrealized appreciation (depreciation)	$96,239,605	$45,358,132

Net realized and unrealized gain	$116,691,421	$55,043,536

Net increase in net assets from operations	$123,977,340	$57,834,540

(1)	Includes $21,046,164 and $9,963,253, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Statements of Changes in Net Assets

	Six Months Ended June 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$7,285,919	$2,791,004
Net realized gain from investment and foreign currency transactions	20,451,816	9,685,404
Net change in unrealized appreciation (depreciation) from investments, and foreign currency	96,239,605	45,358,132
Net increase in net assets from operations	$123,977,340	$57,834,540
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$43,630,175	$30,701,632
Class B	63,121	392
Class C	636,038	3,478,283
Class I	59,264,197	45,568,768
Cost of shares redeemed
Class A	(50,758,867)	(37,285,929)
Class B	(74,183)	(169,423)
Class C	(53,959,591)	(31,117,202)
Class I	(43,803,701)	(18,120,904)
Net asset value of shares exchanged
Class A	962,882	638,359
Class B	(962,882)	(638,359)
Net decrease in net assets from Fund share transactions	$(45,002,811)	$(6,944,383)

Net increase in net assets	$78,974,529	$50,890,157

Net Assets
At beginning of period	$1,407,089,817	$660,261,858
At end of period	$1,486,064,346	$711,152,015

Accumulated undistributed net investment income included in net assets
At end of period	$7,285,919	$2,868,923

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2016
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$13,658,068	$4,971,936
Net realized gain from investment and foreign currency transactions	34,692,061	15,978,528
Net change in unrealized appreciation (depreciation) from investments and foreign currency	63,650,439	29,620,694
Net increase in net assets from operations	$112,000,568	$50,571,158
Distributions to shareholders —
From net investment income
Class A	$(11,293,820)	$(3,621,300)
Class B	(4,883)	—
Class C	(1,289,703)	(385,147)
Class I	(940,591)	(862,423)
Total distributions to shareholders	$(13,528,997)	$(4,868,870)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,862,493	$32,322,916
Class B	29,792	28,417
Class C	1,550,402	9,895,357
Class I	90,887,833	47,755,885
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,679,532	3,333,813
Class B	4,594	—
Class C	1,061,218	319,745
Class I	654,994	733,717
Cost of shares redeemed
Class A	(80,780,958)	(41,110,318)
Class B	(394,704)	(443,279)
Class C	(19,090,857)	(20,952,158)
Class I	(76,322,717)	(36,271,505)
Net asset value of shares exchanged
Class A	1,606,678	1,276,177
Class B	(1,606,678)	(1,276,177)
Net decrease in net assets from Fund share transactions	$(65,858,378)	$(4,387,410)

Net increase in net assets	$32,613,193	$41,314,878

Net Assets
At beginning of year	$1,374,476,624	$618,946,980
At end of year	$1,407,089,817	$660,261,858

Accumulated undistributed net investment income included in net assets
At end of year	$—	$77,919

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$42.300		$39.330		$38.910	$35.000	$26.810	$23.630

Income (Loss) From Operations
Net investment income(1)	$0.250		$0.455		$0.435	$0.405	$0.354	$0.366
Net realized and unrealized gain	3.550		2.964		0.402	3.913	8.195	3.195

Total income from operations	$3.800		$3.419		$0.837	$4.318	$8.549	$3.561

Less Distributions
From net investment income	$—		$(0.449)		$(0.417)	$(0.408)	$(0.359)	$(0.381)

Total distributions	$—		$(0.449)		$(0.417)	$(0.408)	$(0.359)	$(0.381)

Net asset value — End of period	$46.100		$42.300		$39.330	$38.910	$35.000	$26.810

Total Return(2)	8.99	%(3)	8.68%		2.15%	12.33%	31.92%	15.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,156,787		$1,068,182		$1,055,259	$1,096,567	$1,048,081	$863,387
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.80	%(6)	0.81%		0.82%	0.83%	0.83%	0.86%
Net investment income	1.13	%(6)	1.14%		1.10%	1.11%	1.14%	1.40%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$41.580		$38.600		$38.130	$34.260	$26.220	$23.070

Income (Loss) From Operations
Net investment income(1)	$0.081		$0.155		$0.138	$0.128	$0.117	$0.156
Net realized and unrealized gain	3.479		2.883		0.382	3.814	7.997	3.118

Total income from operations	$3.560		$3.038		$0.520	$3.942	$8.114	$3.274

Less Distributions
From net investment income	$—		$(0.058)		$(0.050)	$(0.072)	$(0.074)	$(0.124)

Total distributions	$—		$(0.058)		$(0.050)	$(0.072)	$(0.074)	$(0.124)

Net asset value — End of period	$45.140		$41.580		$38.600	$38.130	$34.260	$26.220

Total Return(2)	8.56	%(3)	7.87%		1.36%	11.51%	30.95%	14.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,616		$3,336		$5,044	$7,411	$9,872	$11,825
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.55	%(6)	1.56%		1.57%	1.58%	1.59%	1.61%
Net investment income	0.37	%(6)	0.40%		0.36%	0.36%	0.39%	0.62%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$38.040		$35.440		$35.100	$31.630	$24.270	$21.430

Income (Loss) From Operations
Net investment income(1)	$0.078		$0.140		$0.125	$0.118	$0.110	$0.154
Net realized and unrealized gain	3.182		2.645		0.365	3.515	7.402	2.889

Total income from operations	$3.260		$2.785		$0.490	$3.633	$7.512	$3.043

Less Distributions
From net investment income	$—		$(0.185)		$(0.150)	$(0.163)	$(0.152)	$(0.203)

Total distributions	$—		$(0.185)		$(0.150)	$(0.163)	$(0.152)	$(0.203)

Net asset value — End of period	$41.300		$38.040		$35.440	$35.100	$31.630	$24.270

Total Return(2)	8.57	%(3)	7.85%		1.40%	11.48%	30.97%	14.19%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$234,586		$265,708		$263,896	$280,250	$269,668	$222,682
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.55	%(6)	1.56%		1.57%	1.58%	1.58%	1.61%
Net investment income	0.39	%(6)	0.39%		0.35%	0.36%	0.39%	0.65%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$39.530		$36.790		$36.430	$32.790	$25.130	$22.170

Income (Loss) From Operations
Net investment income(1)	$0.284		$0.516		$0.497	$0.473	$0.416	$0.427
Net realized and unrealized gain	3.316		2.776		0.381	3.669	7.683	2.982

Total income from operations	$3.600		$3.292		$0.878	$4.142	$8.099	$3.409

Less Distributions
From net investment income	$—		$(0.552)		$(0.518)	$(0.502)	$(0.439)	$(0.449)

Total distributions	$—		$(0.552)		$(0.518)	$(0.502)	$(0.439)	$(0.449)

Net asset value — End of period	$43.130		$39.530		$36.790	$36.430	$32.790	$25.130

Total Return(2)	9.11	%(3)	8.93%		2.41%	12.62%	32.27%	15.35%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,075		$69,864		$50,278	$45,037	$40,603	$28,049
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.55	%(6)	0.56%		0.56%	0.58%	0.59%	0.61%
Net investment income	1.37	%(6)	1.38%		1.34%	1.37%	1.42%	1.74%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$19.020		$17.690		$17.500	$15.750	$12.060	$10.630

Income (Loss) From Operations
Net investment income(1)	$0.097		$0.176		$0.168	$0.155	$0.137	$0.145
Net realized and unrealized gain	1.593		1.326		0.187	1.752	3.691	1.437

Total income from operations	$1.690		$1.502		$0.355	$1.907	$3.828	$1.582

Less Distributions
From net investment income	$—		$(0.172)		$(0.165)	$(0.157)	$(0.138)	$(0.152)

Total distributions	$—		$(0.172)		$(0.165)	$(0.157)	$(0.138)	$(0.152)

Net asset value — End of period	$20.710		$19.020		$17.690	$17.500	$15.750	$12.060

Total Return(2)	8.88	%(3)	8.48%		2.03%	12.10%	31.76%	14.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$432,668		$403,485		$379,685	$377,644	$352,976	$282,750
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.95	%(6)	0.97%		0.97%	0.99%	1.00%	1.03%
Net investment income	0.97	%(6)	0.98%		0.95%	0.94%	0.98%	1.24%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$18.890		$17.540		$17.330	$15.570	$11.920	$10.470

Income (Loss) From Operations
Net investment income(1)	$0.021		$0.043		$0.035	$0.033	$0.031	$0.049
Net realized and unrealized gain	1.579		1.307		0.180	1.731	3.626	1.419

Total income from operations	$1.600		$1.350		$0.215	$1.764	$3.657	$1.468

Less Distributions
From net investment income	$—		$—		$(0.005)	$(0.004)	$(0.007)	$(0.018)

Total distributions	$—		$—		$(0.005)	$(0.004)	$(0.007)	$(0.018)

Net asset value — End of period	$20.490		$18.890		$17.540	$17.330	$15.570	$11.920

Total Return(2)	8.47	%(3)	7.70%		1.24%	11.33%	30.68%	14.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,159		$2,757		$4,230	$6,027	$8,046	$9,789
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.71	%(6)	1.72%		1.72%	1.74%	1.75%	1.78%
Net investment income	0.22	%(6)	0.24%		0.20%	0.20%	0.22%	0.43%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$18.530		$17.240		$17.070	$15.370	$11.780	$10.390

Income (Loss) From Operations
Net investment income(1)	$0.023		$0.041		$0.034	$0.031	$0.031	$0.055
Net realized and unrealized gain	1.547		1.289		0.176	1.707	3.594	1.398

Total income from operations	$1.570		$1.330		$0.210	$1.738	$3.625	$1.453

Less Distributions
From net investment income	$—		$(0.040)		$(0.040)	$(0.038)	$(0.035)	$(0.063)

Total distributions	$—		$(0.040)		$(0.040)	$(0.038)	$(0.035)	$(0.063)

Net asset value — End of period	$20.100		$18.530		$17.240	$17.070	$15.370	$11.780

Total Return(2)	8.47	%(3)	7.71%		1.23%	11.30%	30.78%	13.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,003		$175,072		$173,494	$169,638	$158,015	$129,144
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.70	%(6)	1.72%		1.72%	1.74%	1.75%	1.78%
Net investment income	0.23	%(6)	0.23%		0.20%	0.19%	0.23%	0.48%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period	$19.060		$17.720		$17.530	$15.770	$12.080	$10.650

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.221		$0.213	$0.198	$0.174	$0.178
Net realized and unrealized gain	1.598		1.336		0.187	1.761	3.689	1.435

Total income from operations	$1.720		$1.557		$0.400	$1.959	$3.863	$1.613

Less Distributions
From net investment income	$—		$(0.217)		$(0.210)	$(0.199)	$(0.173)	$(0.183)

Total distributions	$—		$(0.217)		$(0.210)	$(0.199)	$(0.173)	$(0.183)

Net asset value — End of period	$20.780		$19.060		$17.720	$17.530	$15.770	$12.080

Total Return(2)	9.02	%(3)	8.77%		2.28%	12.42%	32.01%	15.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$114,323		$78,948		$61,538	$52,480	$36,757	$28,021
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.70	%(6)	0.72%		0.72%	0.74%	0.75%	0.79%
Net investment income	1.22	%(6)	1.23%		1.20%	1.19%	1.24%	1.51%
Portfolio Turnover of the Portfolio	0	%(3)(7)(8)	1	%(8)	9%	8%	3%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.5%.

(8)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (10.6% and 5.1% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2017). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2017, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At December 31, 2016, the Funds, for federal income tax purposes, had capital loss carryforwards and/or deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire if unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

December 31, 2017	$—	$10,124,862

Total capital loss carryforwards	$—	$10,124,862

Deferred capital losses
Short-term	$2,465,836	$970,521
Long-term	—	—

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2017, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $514,004. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2017 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$65,614	$22,353
EVD’s Class A Sales Charges	$8,516	$31,155

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2017 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,377,877	$511,433

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2017, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$11,145	$9,273
Class C Distribution Fees	$992,267	$660,647

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2017 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$3,715	$3,091
Class C Service Fees	$330,756	$220,216

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2017, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$—	$—
Class B	$—	$400
Class C	$300	$1,000

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended June 30, 2017, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$36,175	$48,464,727
Tax-Managed Growth Fund 1.2	9,757,050	19,261,523

Decreases in each Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$38,892,756
Tax-Managed Growth Fund 1.2	10,509,492

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	953,582	1,418	15,906	1,417,756
Redemptions	(1,135,231)	(1,704)	(1,321,276)	(1,050,503)
Exchange from Class B shares	21,590	—	—	—
Exchange to Class A shares	—	(22,002)	—	—

Net increase (decrease)	(160,059)	(22,288)	(1,305,370)	367,253

	Year Ended December 31, 2016
	Class A	Class B	Class C	Class I

Sales	172,992	747	43,475	2,419,001
Issued to shareholders electing to receive payments of distributions in Fund shares	225,946	109	27,535	16,363
Redemptions	(2,015,709)	(10,171)	(532,887)	(2,034,573)
Exchange from Class B shares	40,225	—	—	—
Exchange to Class A shares	—	(41,121)	—	—

Net increase (decrease)	(1,576,546)	(50,436)	(461,877)	400,791

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2017 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	1,502,445	19	178,558	2,258,288
Redemptions	(1,859,396)	(8,630)	(1,568,906)	(899,129)
Exchange from Class B shares	31,733	—	—	—
Exchange to Class A shares	—	(32,024)	—	—

Net increase (decrease)	(325,218)	(40,635)	(1,390,348)	1,359,159

	Year Ended December 31, 2016
	Class A	Class B	Class C	Class I

Sales	1,796,345	1,537	568,363	2,651,497
Issued to shareholders electing to receive payments of distributions in Fund shares	173,005	—	17,035	38,016
Redemptions	(2,295,461)	(24,944)	(1,199,215)	(2,020,936)
Exchange from Class B shares	71,003	—	—	—
Exchange to Class A shares	—	(71,815)	—	—

Net increase (decrease)	(255,108)	(95,222)	(613,817)	668,577

24

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value

Aerospace & Defense — 2.8%
Arconic, Inc.	17,586	$398,323
Boeing Co. (The)	1,005,134	198,765,248
General Dynamics Corp.	103,506	20,504,539
Huntington Ingalls Industries, Inc.	1	186
Lockheed Martin Corp.	52,891	14,683,070
Northrop Grumman Corp.	31,780	8,158,244
Raytheon Co.	67,243	10,858,400
Rockwell Collins, Inc.	170,637	17,930,536
United Technologies Corp.	944,851	115,375,756

		$386,674,302

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	295,559	$20,298,992
Expeditors International of Washington, Inc.	1,300	73,424
FedEx Corp.	292,347	63,535,774
United Parcel Service, Inc., Class B	1,284,639	142,068,227

		$225,976,417

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,681,754
Delta Air Lines, Inc.	30,773	1,653,741

		$4,335,495

Auto Components — 0.1%
Adient PLC	15,055	$984,296
BorgWarner, Inc.	2,800	118,608
Gentex Corp.	497,018	9,428,431

		$10,531,335

Automobiles — 0.1%
Daimler AG	38,000	$2,755,380
Ford Motor Co.	1,212,587	13,568,848
General Motors Co.	73,598	2,570,778
Harley-Davidson, Inc.	800	43,216
Tesla, Inc.(2)	3,988	1,442,101

		$20,380,323

Banks — 7.3%
Bank of America Corp.	2,154,578	$52,270,062
Bank of Montreal	4	294
BB&T Corp.	1,304,426	59,233,985
CIT Group, Inc.	66,161	3,222,041

Security	Shares	Value

Banks (continued)
Citigroup, Inc.	847,690	$56,693,507
Commerce Bancshares, Inc.	24,150	1,372,445
CVB Financial Corp.	152,000	3,409,360
Fifth Third Bancorp	1,142,002	29,646,372
HSBC Holdings PLC	220,592	2,049,384
HSBC Holdings PLC ADR	424	19,669
Huntington Bancshares, Inc.	85,471	1,155,568
ING Groep NV ADR	131,742	2,290,993
JPMorgan Chase & Co.	3,367,063	307,749,558
KeyCorp	111,718	2,093,595
M&T Bank Corp.	38,762	6,277,506
PNC Financial Services Group, Inc. (The)	76,601	9,565,167
Regions Financial Corp.	714,736	10,463,735
Societe Generale SA	460,793	24,848,556
SunTrust Banks, Inc.	447,497	25,382,030
SVB Financial Group(2)	12,233	2,150,439
Synovus Financial Corp.	1,565	69,236
Toronto-Dominion Bank (The)	30,213	1,522,131
U.S. Bancorp	2,240,188	116,310,561
Wells Fargo & Co.	5,545,186	307,258,756
Zions Bancorporation	16,384	719,421

		$1,025,774,371

Beverages — 2.6%
Anheuser-Busch InBev SA/NV ADR	1,630	$179,887
Boston Beer Co., Inc. (The), Class A(2)	3,130	413,629
Brown-Forman Corp., Class B	4,273	207,668
Coca-Cola Co. (The)	3,028,807	135,841,994
Constellation Brands, Inc., Class A	180	34,871
Molson Coors Brewing Co., Class B	186,000	16,059,240
Monster Beverage Corp.(2)	111,851	5,556,758
PepsiCo, Inc.	1,731,071	199,921,390

		$358,215,437

Biotechnology — 4.7%
AbbVie, Inc.	1,928,698	$139,849,892
Agios Pharmaceuticals, Inc.(2)	54,880	2,823,576
Alexion Pharmaceuticals, Inc.(2)	573,433	69,769,593
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	5,295,501
Alexion Pharmaceuticals, Inc. (2)(3)	81,001	9,845,536
Amgen, Inc.	931,814	160,486,325
Biogen, Inc.(2)	139,216	37,777,654
Bioverativ, Inc.(2)	69,608	4,188,313
Celgene Corp.(2)	871,897	113,233,264
Gilead Sciences, Inc.	886,339	62,735,075

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(2)	65,100	$8,196,741
Regeneron Pharmaceuticals, Inc.(2)	15,029	7,381,343
Shire PLC ADR	4,138	683,887
Vertex Pharmaceuticals, Inc.(2)	228,000	29,382,360

		$651,649,060

Building Products — 0.2%
A.O. Smith Corp.	24,000	$1,351,920
Fortune Brands Home & Security, Inc.	1,723	112,408
Johnson Controls International PLC	310,703	13,472,082
Lennox International, Inc.	99,434	18,260,060

		$33,196,470

Capital Markets — 5.6%
Affiliated Managers Group, Inc.	275	$45,611
Ameriprise Financial, Inc.	210,524	26,797,600
Bank of New York Mellon Corp. (The)	452,175	23,069,968
BlackRock, Inc.	10,327	4,362,228
Brookfield Asset Management, Inc., Class A	21,147	829,174
CBOE Holdings, Inc.	158,225	14,461,765
Charles Schwab Corp. (The)	3,819,919	164,103,720
CME Group, Inc.	198,389	24,846,238
E*TRADE Financial Corp.(2)	4,593	174,672
Franklin Resources, Inc.	878,740	39,358,765
Goldman Sachs Group, Inc. (The)	589,894	130,897,479
Intercontinental Exchange, Inc.	110,554	7,287,720
Invesco, Ltd.	4,040	142,168
Legg Mason, Inc.	122,902	4,689,940
LPL Financial Holdings, Inc.	99,471	4,223,539
Moody’s Corp.	188,015	22,877,665
Morgan Stanley	2,254,418	100,456,866
Northern Trust Corp.	711,598	69,174,442
S&P Global, Inc.	167,673	24,478,581
SEI Investments Co.	150,000	8,067,000
State Street Corp.	772,398	69,307,273
Stifel Financial Corp.(2)	112,796	5,186,360
T. Rowe Price Group, Inc.	528,972	39,255,012
UBS AG(2)	9	153
Waddell & Reed Financial, Inc., Class A	8,833	166,767

		$784,260,706

Chemicals — 1.6%
AdvanSix, Inc.(2)	13,292	$415,242
Air Products and Chemicals, Inc.	5,146	736,187
Albemarle Corp.	84,157	8,881,930

Security	Shares	Value

Chemicals (continued)
Ashland Global Holdings, Inc.	25,092	$1,653,814
Chemours Co. (The)	151	5,726
Dow Chemical Co. (The)	221,336	13,959,661
E.I. du Pont de Nemours & Co.	732,614	59,129,276
Eastman Chemical Co.	1,950	163,780
Ecolab, Inc.	522,373	69,345,016
International Flavors & Fragrances, Inc.	3,000	405,000
LyondellBasell Industries NV, Class A	4,063	342,877
Monsanto Co.	227,022	26,870,324
NewMarket Corp.	12,172	5,604,962
PPG Industries, Inc.	290,700	31,965,372
Praxair, Inc.	6,143	814,255
Sherwin-Williams Co. (The)	21,511	7,549,500
Valvoline, Inc.	68,886	1,633,976
Westlake Chemical Corp.	1,000	66,210

		$229,543,108

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$120,802
Pitney Bowes, Inc.	14,270	215,477
Stericycle, Inc.(2)	13,300	1,015,056
Waste Management, Inc.	109,569	8,036,886

		$9,388,221

Communications Equipment — 1.4%
Arista Networks, Inc.(2)	523,646	$78,436,934
Arista Networks, Inc.(2)(3)	120,000	17,966,711
Brocade Communications Systems, Inc.	176,629	2,227,292
Cisco Systems, Inc.	1,967,002	61,567,163
Juniper Networks, Inc.	290,392	8,096,129
Motorola Solutions, Inc.	37,773	3,276,430
Nokia Oyj ADR	192	1,183
Palo Alto Networks, Inc.(2)	140,438	18,792,009

		$190,363,851

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$109,872
Jacobs Engineering Group, Inc.	56,851	3,092,126

		$3,201,998

Construction Materials — 0.0%(1)
Vulcan Materials Co.	53,375	$6,761,545

		$6,761,545

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Consumer Finance — 1.4%
American Express Co.	961,206	$80,971,994
Capital One Financial Corp.	130,994	10,822,724
Discover Financial Services	957,377	59,539,276
LendingClub Corp.(2)	79,691	439,097
Navient Corp.	10,200	169,830
SLM Corp.(2)	10,200	117,300
Synchrony Financial	1,710,460	51,005,917

		$203,066,138

Containers & Packaging — 0.0%(1)
Ball Corp.	25,288	$1,067,406
International Paper Co.	42,000	2,377,620
WestRock Co.	21,177	1,199,889

		$4,644,915

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,425,568
LKQ Corp.(2)	175,000	5,766,250

		$24,191,818

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$791,605

		$791,605

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(2)	453	$115,379,100
Berkshire Hathaway, Inc., Class B(2)	1,292,798	218,961,197

		$334,340,297

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	616,871	$23,274,543
CenturyLink, Inc.	5,086	121,454
Deutsche Telekom AG ADR	50,092	902,407
Frontier Communications Corp.	13,417	15,564
Verizon Communications, Inc.	111,013	4,957,840
Windstream Holdings, Inc.	4,107	15,935

		$29,287,743

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,633,085
Exelon Corp.	8,420	303,709
NextEra Energy, Inc.	107,107	15,008,904
Southern Co. (The)	104,610	5,008,727

		$22,954,425

Security	Shares	Value

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$2,260,677
AMETEK, Inc.	58,946	3,570,359
Eaton Corp. PLC	105,616	8,220,094
Emerson Electric Co.	2,024,908	120,725,015
Rockwell Automation, Inc.	122,921	19,908,285

		$154,684,430

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	1,535,029	$46,127,622
Keysight Technologies, Inc.(2)	2,442	95,067
Knowles Corp.(2)	8,001	135,377
TE Connectivity, Ltd.	15,999	1,258,801

		$47,616,867

Energy Equipment & Services — 0.9%
Frank’s International NV(3)	1,500,000	$12,267,128
Halliburton Co.	908,346	38,795,458
National Oilwell Varco, Inc.	5,061	166,709
Schlumberger, Ltd.	1,212,219	79,812,499
Transocean, Ltd.(2)	2,884	23,735

		$131,065,529

Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
American Tower Corp.	15,072	$1,994,327
Host Hotels & Resorts, Inc.	8,720	159,315
ProLogis, Inc.	2,000	117,280
Public Storage	49	10,218
Simon Property Group, Inc.	23,686	3,831,447

		$6,112,587

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	878,577	$140,510,820
CVS Health Corp.	1,212,598	97,565,635
Kroger Co. (The)	180,838	4,217,142
Sprouts Farmers Market, Inc.(2)	1,624,547	36,828,480
Sysco Corp.	401,387	20,201,808
Wal-Mart Stores, Inc.	1,214,731	91,930,842
Walgreens Boots Alliance, Inc.	351,374	27,516,098

		$418,770,825

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$7,051,690
Campbell Soup Co.	19,915	1,038,567
Conagra Brands, Inc.	342,669	12,253,844

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food Products (continued)
Flowers Foods, Inc.	261,924	$4,533,905
General Mills, Inc.	15,587	863,520
Hain Celestial Group, Inc. (The)(2)	7,590	294,644
Hershey Co. (The)	518,083	55,626,572
Hormel Foods Corp.	145,646	4,967,985
JM Smucker Co. (The)	12,692	1,501,844
Kellogg Co.	62,358	4,331,387
Kraft Heinz Co. (The)	14,774	1,265,245
Lamb Weston Holdings, Inc.	73,135	3,220,865
McCormick & Co., Inc.	51,138	4,986,466
Mondelez International, Inc., Class A	306,179	13,223,871
Nestle SA	1,133,551	98,865,655
Tyson Foods, Inc., Class A	5,000	313,150

		$214,339,210

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,634,310	$79,443,809
ABIOMED, Inc.(2)	22,136	3,172,089
Bard (C.R.), Inc.	25,000	7,902,750
Baxter International, Inc.	230,275	13,940,848
Becton, Dickinson and Co.	78,887	15,391,643
Boston Scientific Corp.(2)	26,487	734,220
Danaher Corp.	138,509	11,688,775
DexCom, Inc.(2)	69,542	5,086,997
Halyard Health, Inc.(2)	542	21,290
Hologic, Inc.(2)	157,000	7,124,660
Intuitive Surgical, Inc.(2)	22,100	20,671,677
Medtronic PLC	529,730	47,013,537
Stryker Corp.	243,082	33,734,920
Zimmer Biomet Holdings, Inc.	147,751	18,971,228

		$264,898,443

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.(2)	32,000	$1,580,160
Aetna, Inc.	18,086	2,745,997
AmerisourceBergen Corp.	20,265	1,915,650
Anthem, Inc.	54,347	10,224,301
Cardinal Health, Inc.	88,496	6,895,608
Centene Corp.(2)	1,005	80,279
Cigna Corp.	1,464	245,059
DaVita, Inc.(2)	169,352	10,967,236
Express Scripts Holding Co.(2)	5	319
HCA Healthcare, Inc.(2)	145,114	12,653,941
Henry Schein, Inc.(2)	12,854	2,352,539
Humana, Inc.	482	115,979

Security	Shares	Value

Health Care Providers & Services (continued)
McKesson Corp.	4,114	$676,918
PharMerica Corp.(2)	7	184
UnitedHealth Group, Inc.	75,926	14,078,199

		$64,532,369

Health Care Technology — 0.0%(1)
Cerner Corp.(2)	1,440	$95,717

		$95,717

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.	13,648	$894,899
Chipotle Mexican Grill, Inc.(2)	72,498	30,166,418
Chipotle Mexican Grill, Inc.(2)(3)	48,619	20,221,262
Darden Restaurants, Inc.	20,400	1,844,976
Domino’s Pizza, Inc.	148	31,306
Hilton Worldwide Holdings, Inc.	38,110	2,357,104
Marriott International, Inc., Class A	1,400,314	140,465,497
Marriott International, Inc., Class A(3)	297,981	29,890,474
Marriott International, Inc., Class A(3)	200,000	20,062,000
McDonald’s Corp.	126,581	19,387,146
Starbucks Corp.	3,637,484	212,101,692
Texas Roadhouse, Inc.	208,290	10,612,376
Yum China Holdings, Inc.(2)	79,662	3,141,073
Yum! Brands, Inc.	290,587	21,433,697

		$512,609,920

Household Durables — 0.2%
D.R. Horton, Inc.	1,455	$50,299
Mohawk Industries, Inc.(2)	2,820	681,566
Newell Brands, Inc.	346,781	18,594,397
Tempur Sealy International, Inc.(2)	87,198	4,655,501
Whirlpool Corp.	1,391	266,544

		$24,248,307

Household Products — 1.6%
Church & Dwight Co., Inc.	420	$21,790
Colgate-Palmolive Co.	1,237,979	91,771,383
Energizer Holdings, Inc.	9,500	456,190
Kimberly-Clark Corp.	31,819	4,108,151
Procter & Gamble Co. (The)	1,506,341	131,277,618

		$227,635,132

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$19,220

		$19,220

Industrial Conglomerates — 2.4%
3M Co.	772,292	$160,783,472
Carlisle Cos., Inc.	39,148	3,734,719
General Electric Co.	4,549,688	122,887,073
Honeywell International, Inc.	356,621	47,534,013

		$334,939,277

Insurance — 1.1%
Aegon NV ADR	192,110	$981,682
Aflac, Inc.	265,655	20,636,080
Alleghany Corp.(2)	3,985	2,370,278
Allstate Corp. (The)	934	82,603
American International Group, Inc.	159,867	9,994,885
Aon PLC	79,964	10,631,214
Arch Capital Group, Ltd.(2)	13,000	1,212,770
Arthur J. Gallagher & Co.	109,699	6,280,268
Chubb, Ltd.	5,910	859,196
Cincinnati Financial Corp.	141,081	10,221,318
Hartford Financial Services Group, Inc.	5,762	302,908
Markel Corp.(2)	6,362	6,208,421
Marsh & McLennan Cos., Inc.	53,019	4,133,361
MetLife, Inc.	10,296	565,662
Progressive Corp.	1,239,244	54,638,268
Prudential Financial, Inc.	18,767	2,029,463
Torchmark Corp.	81,853	6,261,755
Travelers Companies, Inc. (The)	92,616	11,718,703
Trisura Group, Ltd.(2)	124	2,071
Willis Towers Watson PLC	104	15,128

		$149,146,034

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(2)	350,501	$339,284,968
Expedia, Inc.	2,670	397,696
HSN, Inc.	19,864	633,662
Netflix, Inc.(2)	63,000	9,412,830
Priceline Group, Inc. (The)(2)	44,435	83,116,556
Wayfair, Inc.(2)	23,387	1,797,993

		$434,643,705

Internet Software & Services — 7.9%
Akamai Technologies, Inc.(2)	225,000	$11,207,250
Alibaba Group Holding, Ltd. ADR(2)	195,802	27,588,502

Security	Shares	Value

Internet Software & Services (continued)
Alphabet, Inc., Class A(2)	290,591	$270,156,641
Alphabet, Inc., Class C(2)	336,321	305,624,982
Altaba, Inc.(2)	144,071	7,848,988
Baidu, Inc. ADR(2)	42,500	7,601,550
Cars.com, Inc.(2)	400	10,652
eBay, Inc.(2)	1,282,247	44,776,065
Facebook, Inc., Class A(2)	2,689,363	406,040,026
IAC/InterActiveCorp(2)	17,583	1,815,269
LogMeIn, Inc.	1,026	107,217
Pandora Media, Inc.(2)	37,000	330,040
Twitter, Inc.(2)	622,959	11,132,277
VeriSign, Inc.(2)	18,431	1,713,346
Yelp, Inc.(2)	145,608	4,371,152

		$1,100,323,957

IT Services — 2.3%
Accenture PLC, Class A	556,624	$68,843,256
Alliance Data Systems Corp.	686	176,089
Automatic Data Processing, Inc.	125,713	12,880,554
Broadridge Financial Solutions, Inc.	16,537	1,249,536
Cognizant Technology Solutions Corp., Class A	5,578	370,379
Fidelity National Information Services, Inc.	70,844	6,050,078
Fiserv, Inc.(2)	209,328	25,609,188
International Business Machines Corp.	397,654	61,171,115
MasterCard, Inc., Class A	55,701	6,764,886
Paychex, Inc.	705,370	40,163,768
PayPal Holdings, Inc.(2)	274,552	14,735,206
Sabre Corp.	157,290	3,424,203
Square, Inc., Class A(2)	96,040	2,253,098
Total System Services, Inc.	5	291
Visa, Inc., Class A	806,346	75,619,128
Western Union Co.	69,661	1,327,042

		$320,637,817

Leisure Products — 0.1%
Mattel, Inc.	337,206	$7,260,045
Polaris Industries, Inc.	4,104	378,512

		$7,638,557

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	651,639	$38,648,709
Illumina, Inc.(2)	10,000	1,735,200
Quintiles IMS Holdings, Inc.(2)	24,800	2,219,600
Thermo Fisher Scientific, Inc.	35,576	6,206,945

		$48,810,454

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.9%
Caterpillar, Inc.	223,517	$24,019,137
Cummins, Inc.	150	24,333
Deere & Co.	309,361	38,233,926
Donaldson Co., Inc.	96,349	4,387,733
Dover Corp.	323,808	25,975,878
Fortive Corp.	28,046	1,776,714
Illinois Tool Works, Inc.	1,050,838	150,532,544
Ingersoll-Rand PLC	6,080	555,651
Lincoln Electric Holdings, Inc.	53,660	4,941,549
Manitowoc Co., Inc. (The)(2)	45,741	274,903
PACCAR, Inc.	171,929	11,354,191
Parker-Hannifin Corp.	18,857	3,013,726
Pentair PLC	4	266
Snap-on, Inc.	15,151	2,393,858
WABCO Holdings, Inc.(2)	3,080	392,731
Wabtec Corp.	14,082	1,288,503
Welbilt, Inc.(2)	45,741	862,218

		$270,027,861

Media — 3.1%
CBS Corp., Class B	486,849	$31,051,229
Comcast Corp., Class A	3,617,024	140,774,574
Discovery Communications, Inc., Class A(2)	6,930	179,002
Discovery Communications, Inc., Class C(2)	207	5,219
Liberty Braves Group, Series A(2)	1,236	29,528
Liberty Braves Group, Series C(2)	2,473	59,278
Liberty Broadband Corp., Series A(2)	3,091	265,177
Liberty Broadband Corp., Series C(2)	6,183	536,375
Liberty Formula One, Series A(2)	3,091	108,278
Liberty Formula One, Series C(2)	6,183	226,421
Liberty Global PLC, Class A(2)	8,854	284,391
Liberty Global PLC, Class C(2)	27,614	861,005
Liberty Global PLC LiLAC, Class A(2)	1,546	33,656
Liberty Global PLC LiLAC, Class C(2)	4,825	103,303
Liberty SiriusXM Group, Series A(2)	12,367	519,167
Liberty SiriusXM Group, Series C(2)	24,734	1,031,408
Live Nation Entertainment, Inc.(2)	1,800	62,730
News Corp., Class A	24	329
Omnicom Group, Inc.	146,079	12,109,949
TEGNA, Inc.	1,201	17,306
Time Warner, Inc.	11,347	1,139,352
Time, Inc.	109	1,564
Twenty-First Century Fox, Inc., Class A	16,333	462,877
Viacom, Inc., Class B	410,639	13,785,151
Walt Disney Co. (The)	2,202,351	233,999,794

		$437,647,063

Security	Shares	Value

Metals & Mining — 0.2%
Alcoa Corp.	5,862	$191,394
Cliffs Natural Resources, Inc.(2)	527,743	3,651,982
Freeport-McMoRan, Inc.(2)	39,818	478,214
Glencore PLC	598,405	2,242,359
Lonmin PLC(2)	64	55
Nucor Corp.	235,636	13,636,255
Steel Dynamics, Inc.(3)	140,295	5,023,210

		$25,223,469

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$63,201
Dominion Energy, Inc.	4,493	344,299
DTE Energy Co.	52,668	5,571,748
Sempra Energy	3,787	426,984
WEC Energy Group, Inc.	3,742	229,684

		$6,635,916

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$9,974,648
Nordstrom, Inc.	6,234	298,172
Target Corp.	141,338	7,390,564

		$17,663,384

Oil, Gas & Consumable Fuels — 4.9%
Anadarko Petroleum Corp.	797,255	$36,147,542
Antero Resources Corp.(2)	1,633,197	35,293,387
Apache Corp.	175,832	8,427,628
California Resources Corp.(2)	275	2,351
Cheniere Energy, Inc.(2)	642,305	31,286,676
Chesapeake Energy Corp.(2)	288	1,431
Chevron Corp.	809,413	84,446,058
Concho Resources, Inc.(2)	40,000	4,861,200
ConocoPhillips	305,809	13,443,364
Devon Energy Corp.	1,380,333	44,129,246
EOG Resources, Inc.	1,077,613	97,545,529
EQT Corp.	17,810	1,043,488
Exxon Mobil Corp.	3,432,988	277,145,121
Hess Corp.	64,190	2,816,015
Kinder Morgan, Inc.	50,432	966,277
Marathon Oil Corp.	170,827	2,024,300
Marathon Petroleum Corp.	160,826	8,416,025
Murphy Oil Corp.	145,312	3,724,347
Occidental Petroleum Corp.	15,964	955,765
Phillips 66	187,309	15,488,581
Pioneer Natural Resources Co.	14,430	2,302,739

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	291,845	$6,762,049
Royal Dutch Shell PLC, Class A ADR	70,142	3,730,853
Southwestern Energy Co.(2)	730	4,438
Williams Cos., Inc.	4,625	140,045
WPX Energy, Inc.(2)	666	6,434

		$681,110,889

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	39,024	$3,745,523
Unilever NV - NY Shares	19,032	1,051,899
Unilever PLC ADR	9,918	536,762

		$5,334,184

Pharmaceuticals — 6.1%
Allergan PLC	214,839	$52,225,213
AstraZeneca PLC ADR	870	29,658
Bristol-Myers Squibb Co.	2,011,951	112,105,910
Catalent, Inc.(2)	45,943	1,612,599
Eli Lilly & Co.	1,542,018	126,908,081
GlaxoSmithKline PLC ADR	1,468	63,300
Johnson & Johnson	2,042,889	270,253,786
Mallinckrodt PLC(2)	6	269
Merck & Co., Inc.	1,325,978	84,981,930
Novartis AG ADR	114,146	9,527,767
Novo Nordisk A/S ADR	1,271,336	54,527,601
Pfizer, Inc.	1,578,496	53,021,681
Roche Holding AG ADR	35,808	1,138,694
Sanofi ADR	5,100	244,341
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	55,540,053
Zoetis, Inc.	476,174	29,703,734

		$851,884,617

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,738,913
Nielsen Holdings PLC	72,356	2,797,283
On Assignment, Inc.(2)	105,500	5,712,825
On Assignment, Inc.(2)(3)	19,913	1,077,426
On Assignment, Inc.(2)(3)	21,275	1,151,868
On Assignment, Inc.(2)(3)	23,537	1,274,529
Verisk Analytics, Inc.(2)	92,137	7,773,599

		$21,526,443

Road & Rail — 0.6%
Canadian National Railway Co.	201,231	$16,309,773
CSX Corp.	79,000	4,310,240

Security	Shares	Value

Road & Rail (continued)
Kansas City Southern	7,000	$732,550
Norfolk Southern Corp.	191,160	23,264,172
Union Pacific Corp.	306,685	33,401,063

		$78,017,798

Semiconductors & Semiconductor Equipment — 4.6%
Analog Devices, Inc.	610,814	$47,521,329
Analog Devices, Inc.(3)	20,897	1,625,380
Applied Materials, Inc.	100,000	4,131,000
ASML Holding NV - NY Shares	3,622	471,983
Broadcom, Ltd.	60,881	14,188,317
Cypress Semiconductor Corp.	107,346	1,465,273
Intel Corp.	6,633,209	223,804,472
Lam Research Corp.	28,350	4,009,540
Marvell Technology Group, Ltd.	95,391	1,575,859
Microchip Technology, Inc.	265,620	20,500,552
NVIDIA Corp.	495,743	71,664,608
NVIDIA Corp.(3)	109,020	15,739,443
QUALCOMM, Inc.	2,801,522	154,700,045
Texas Instruments, Inc.	1,022,722	78,678,003
Versum Materials, Inc.	1,129	36,693
Xilinx, Inc.	90,186	5,800,764

		$645,913,261

Software — 4.5%
Activision Blizzard, Inc.	218,092	$12,555,556
Adobe Systems, Inc.(2)	489,165	69,187,498
Autodesk, Inc.(2)	5,071	511,258
Barracuda Networks, Inc.(3)	435,000	10,021,069
Cadence Design Systems, Inc.(2)	424,974	14,232,379
CDK Global, Inc.	3	186
Check Point Software Technologies, Ltd.(2)	150,000	16,362,000
Citrix Systems, Inc.(2)	5,976	475,570
Dell Technologies, Inc., Class V(2)	156	9,533
FireEye, Inc.(2)	82,732	1,258,354
Fortinet, Inc.(2)	20,000	748,800
Intuit, Inc.	13,739	1,824,677
Manhattan Associates, Inc.(2)	56,873	2,733,316
Microsoft Corp.	3,362,635	231,786,431
Oracle Corp.	3,731,882	187,116,563
Paycom Software, Inc.(2)	542,805	37,133,290
Red Hat, Inc.(2)	1,050	100,537
salesforce.com, inc.(2)	54,236	4,696,838
ServiceNow, Inc.(2)	169,856	18,004,736
Splunk, Inc.(2)	100,000	5,689,000

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software (continued)
Symantec Corp.	72,900	$2,059,425
Synopsys, Inc.(2)	5,660	412,784
Tableau Software, Inc., Class A(2)	13,699	839,338
Workday, Inc., Class A(2)	68,726	6,666,422
Workday, Inc., Class A(2)(3)	34,000	3,298,000

		$627,723,560

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,893	$9,198,135
AutoNation, Inc.(2)	5,972	251,779
AutoZone, Inc.(2)	80	45,637
Bed Bath & Beyond, Inc.	7,000	212,800
Best Buy Co., Inc.	133,011	7,625,521
Dick’s Sporting Goods, Inc.	35,000	1,394,050
Gap, Inc. (The)	89,138	1,960,145
GNC Holdings, Inc., Class A	900	7,587
Home Depot, Inc. (The)	142,310	21,830,354
L Brands, Inc.	41,877	2,256,751
Lowe’s Companies, Inc.	629,314	48,790,714
O’Reilly Automotive, Inc.(2)	20,695	4,526,824
O’Reilly Automotive, Inc.(2)(3)	29,562	6,465,422
Ross Stores, Inc.	216,285	12,486,133
Signet Jewelers, Ltd.	65,986	4,172,955
Staples, Inc.	144,626	1,456,384
Tiffany & Co.	600	56,322
TJX Cos., Inc. (The)	1,646,186	118,805,243
Tractor Supply Co.	142,680	7,734,683
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	22,599,866

		$271,877,305

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	3,411,733	$491,357,787
NetApp, Inc.	414,967	16,619,428

		$507,977,215

Textiles, Apparel & Luxury Goods — 1.6%
Hanesbrands, Inc.	862,417	$19,973,578
Luxottica Group SpA ADR	20,606	1,200,917
NIKE, Inc., Class B	3,462,750	204,302,250
VF Corp.	39,733	2,288,621

		$227,765,366

Security	Shares	Value

Tobacco — 0.6%
Altria Group, Inc.	239,071	$17,803,617
Philip Morris International, Inc.	545,156	64,028,572
Reynolds American, Inc.	6,462	420,289

		$82,252,478

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$443,049
United Rentals, Inc.(2)	2,000	225,420
W.W. Grainger, Inc.	2,791	503,859

		$1,172,328

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	270,852	$4,311,964
Sprint Corp.(2)	1	8
Vodafone Group PLC ADR	95,700	2,749,461

		$7,061,433

Total Common Stocks (identified cost $7,506,700,545)		$13,789,112,507

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,654

Total Rights (identified cost $16,440)		$2,654

Short-Term Investments — 1.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.20%(4)	267,341,469	$267,394,937

Total Short-Term Investments (identified cost $267,388,662)		$267,394,937

Total Investments — 100.3% (identified cost $7,774,105,647)		$14,056,510,098

Other Assets, Less Liabilities — (0.3)%		$(48,054,257)

Net Assets — 100.0%		$14,008,455,841

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Portfolio of Investments (Unaudited) — continued

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2017
Unaffiliated investments, at value (identified cost, $7,506,716,985)	$13,789,115,161
Affiliated investment, at value (identified cost, $267,388,662)	267,394,937
Foreign currency, at value (identified cost, $96)	98
Dividends receivable	9,935,480
Dividends receivable from affiliated investment	241,203
Receivable for investments sold	11,097,114
Tax reclaims receivable	5,379,464
Total assets	$14,083,163,457

Liabilities
Payable for investments purchased	$68,900,438
Payable to affiliates:
Investment adviser fee	5,075,223
Trustees’ fees	25,375
Accrued expenses	706,580
Total liabilities	$74,707,616
Commitments and contingencies (Note 8)
Net Assets applicable to investors’ interest in Portfolio	$14,008,455,841

Sources of Net Assets
Investors’ capital	$7,726,055,930
Net unrealized appreciation	6,282,399,911
Total	$14,008,455,841

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2017
Dividends (net of foreign taxes, $1,161,791)	$125,867,825
Dividends from affiliated investment	1,164,742
Total investment income	$127,032,567

Expenses
Investment adviser fee	$29,424,518
Trustees’ fees and expenses	59,125
Custodian fee	963,800
Professional fees	149,993
Miscellaneous	204,239
Total expenses	$30,801,675

Net investment income	$96,230,892

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$186,745,306
Investment transactions — affiliated investment	18,608
Foreign currency transactions	5,662
Net realized gain	$186,769,576
Change in unrealized appreciation (depreciation) —
Investments	$862,243,466
Investments — affiliated investment	(5,588)
Foreign currency	180,620
Net change in unrealized appreciation (depreciation)	$862,418,498

Net realized and unrealized gain	$1,049,188,074

Net increase in net assets from operations	$1,145,418,966

(1)	Includes $192,062,095 of net realized gains from redemptions in-kind.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
From operations —
Net investment income	$96,230,892	$166,984,196
Net realized gain from investment and foreign currency transactions	186,769,576	292,630,128
Net change in unrealized appreciation (depreciation) from investments and foreign currency	862,418,498	541,431,580
Net increase in net assets from operations	$1,145,418,966	$1,001,045,904
Capital transactions —
Contributions	$652,476,366	$1,168,134,044
Withdrawals	(366,463,614)	(647,540,645)
Net increase in net assets from capital transactions	$286,012,752	$520,593,399

Net increase in net assets	$1,431,431,718	$1,521,639,303

Net Assets
At beginning of period	$12,577,024,123	$11,055,384,820
At end of period	$14,008,455,841	$12,577,024,123

36	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Financial Highlights

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.47	%(2)	0.47%		0.47%	0.47%	0.48%	0.48%
Net investment income	1.46	%(2)	1.48%		1.44%	1.45%	1.50%	1.78%
Portfolio Turnover	0	%(3)(4)(5)	1	%(5)	9%	8%	3%	2%
Total Return	9.16	%(3)	9.06%		2.53%	12.73%	32.39%	15.48%

Net assets, end of period (000’s omitted)	$14,008,456		$12,577,024		$11,055,385	$10,545,696	$9,414,954	$7,729,091

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

(4)	Amount is less than 0.5%.

(5)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 3% and 6% for the six months ended June 30, 2017 and the year ended December 31, 2016, respectively.

37	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2017, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.3%, 10.6%, 5.1%, and 1.1 respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 76.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

38

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2017, the Portfolio’s investment adviser fee amounted to $29,424,518 or 0.45% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

39

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $127,767,104 and $34,055,042, respectively, for the six months ended June 30, 2017. In addition, investors contributed securities with an aggregate market value of $633,265,265 and investments having an aggregate market value of $303,336,137 were distributed in payment for capital withdrawals during the six months ended June 30, 2017.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,610,872,696

Gross unrealized appreciation	$11,450,974,973
Gross unrealized depreciation	(5,337,571)

Net unrealized appreciation	$11,445,637,402

5  Restricted Securities

At June 30, 2017, the Portfolio owned the following securities (representing 1.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Alexion Pharmaceuticals, Inc.	3/16/17	3/16/18	43,530	$5,314,289	$5,295,501
Alexion Pharmaceuticals, Inc.	6/22/17	6/22/18	81,001	10,000,093	9,845,536
Analog Devices, Inc.	3/16/17	3/16/18	20,897	1,744,236	1,625,380
Arista Networks, Inc.	3/16/17	3/16/18	120,000	15,379,746	17,966,711
Barracuda Networks, Inc.	6/22/17	6/22/18	435,000	9,669,071	10,021,069
Chipotle Mexican Grill, Inc.	3/16/17	3/16/18	48,619	19,476,729	20,221,262
Frank’s International NV	6/22/17	6/22/18	1,500,000	11,482,860	12,267,128
Marriott International, Inc., Class A	9/22/16	9/22/17	200,000	13,969,082	20,062,000
Marriott International, Inc., Class A	12/15/16	12/15/17	297,981	25,000,019	29,890,474
NVIDIA Corp.	6/22/17	6/22/18	109,020	17,362,818	15,739,443
O’Reilly Automotive, Inc.	3/16/17	3/16/18	29,562	8,000,328	6,465,422
On Assignment, Inc.	9/22/16	9/22/17	23,537	867,611	1,274,529
On Assignment, Inc.	3/16/17	3/16/18	21,275	1,028,338	1,151,868
On Assignment, Inc.	6/22/17	6/22/18	19,913	1,075,039	1,077,426
Steel Dynamics, Inc.	3/16/17	3/16/18	140,295	5,000,016	5,023,210
Workday, Inc., Class A	12/15/16	12/15/17	34,000	2,342,108	3,298,000

Total Restricted Securities				$147,712,383	$161,224,959

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the

40

Tax-Managed Growth Portfolio

June 30, 2017

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2017.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,963,302,004	$26,686,684		$—	$1,989,988,688
Consumer Staples	1,207,681,611	98,865,655		—	1,306,547,266
Energy	799,909,290	12,267,128		—	812,176,418
Financials	2,469,689,606	26,897,940		—	2,496,587,546
Health Care	1,866,729,623	15,141,037		—	1,881,870,660
Industrials	1,520,911,746	2,229,294		—	1,523,141,040
Information Technology	3,395,203,925	45,352,603		—	3,440,556,528
Materials	258,907,413	7,265,624		—	266,173,037
Real Estate	6,112,587	—		—	6,112,587
Telecommunication Services	36,349,176	—		—	36,349,176
Utilities	29,609,561	—		—	29,609,561
Total Common Stocks	$13,554,406,542	$234,705,965	*	$—	$13,789,112,507

Rights	$2,654	$—		$—	$2,654
Short-Term Investments	—	267,394,937		—	267,394,937

Total Investments	$13,554,409,196	$502,100,902		$—	$14,056,510,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at June 30, 2017).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

43

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2017

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of the Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

46

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2017

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

48

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2017

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

50

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774     6.30.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017